Derivative Financial Instruments - Disclosure of Derivative Financial Assets and Liabilities (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) oz	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Apr. 01, 2020 oz
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 68	R 506
Non-current	50	197
Current	18	309
Derivative financial liabilities	(5,003)	(442)
Non-current	(879)	(172)
Current	(4,124)	(270)
Net derivative financial instruments	(4,935)	64
Unamortised day one net loss included above	26	41
Unrealised gains/(losses) included in other reserves	3,395	214	R (413)
Realised losses included in revenue	(1,397)	453	1,197
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(5,211)	(351)	413
Gains/(losses) on derivatives	(1,403)	516	136
discontinuance of hedge accounting	(235)
Day one loss amortisation	(40)	(32)	(37)
Total gains/(losses) on derivatives	(1,678)	484	99
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(5,211)	(351)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	5,211	351
Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	19	45
Non-current	10	23
Current	9	22
Derivative financial liabilities	(3,626)	(322)
Non-current	(717)	(158)
Current	(2,909)	(164)
Net derivative financial instruments	(3,607)	(277)
Unamortised day one net loss included above	18	36
Unrealised gains/(losses) included in other reserves	3,053	165
Realised losses included in revenue	(1,263)	453	1,197
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(4,820)	(302)	413
Gains/(losses) on derivatives	0	0	(12)
discontinuance of hedge accounting	(235)
Day one loss amortisation	(34)	(31)	(37)
Total gains/(losses) on derivatives	(269)	(31)	(49)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(4,820)	(302)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	4,820	302
US$ Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	8	5
Non-current	5	1
Current	3	4
Derivative financial liabilities	(356)	(55)
Non-current	(96)	(14)
Current	(260)	(41)
Net derivative financial instruments	(348)	(50)
Unamortised day one net loss included above	8	5
Unrealised gains/(losses) included in other reserves	342	49
Realised losses included in revenue	(134)	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(391)	(49)	0
Gains/(losses) on derivatives	0	0	29
discontinuance of hedge accounting	0
Day one loss amortisation	(6)	(1)	0
Total gains/(losses) on derivatives	(6)	(1)	29
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(391)	(49)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	391	49
US$ silver contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	11	0
Non-current	5	0
Current	6	0
Derivative financial liabilities	(4)	(2)
Non-current	(1)	0
Current	(3)	(2)
Net derivative financial instruments	7	(2)
Unamortised day one net loss included above	0	0
Unrealised gains/(losses) included in other reserves	0	0
Realised losses included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	6	13	6
discontinuance of hedge accounting	0
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	6	13	6
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Foreign exchange hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	30	456
Non-current	30	173
Current	0	283
Derivative financial liabilities	(760)	(2)
Non-current	(65)	0
Current	(695)	(2)
Net derivative financial instruments	(730)	454
Unamortised day one net loss included above	0	0
Unrealised gains/(losses) included in other reserves	0	0
Realised losses included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	(1,235)	554	113
discontinuance of hedge accounting	0
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	(1,235)	554	113
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Rand Gold Derivative Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	0	0
Non-current	0	0
Current	0	0
Derivative financial liabilities	(257)	(61)
Non-current	0	0
Current	(257)	(61)
Net derivative financial instruments	(257)	(61)
Unamortised day one net loss included above	0	0
Unrealised gains/(losses) included in other reserves	0	0
Realised losses included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	(174)	(51)	0
discontinuance of hedge accounting	0
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	(174)	(51)	R 0
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	R 0
Restructured hedge [Member] | Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
discontinuance of hedge accounting	187
Restructured hedge [Member] | Rand Gold Derivative Contracts
Disclosure of detailed information about hedging instruments [line items]
Gains/(losses) on derivatives	R 70
Designated as hedging instrument | US$ Gold Hedging Contracts
Hedge effectiveness
Hedge ratio	1
Designated as hedging instrument | Rand Gold Derivative Contracts
Hedge effectiveness
Hedge ratio	1
Cash Flow Hedge No Longer Probable [Member] | Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
discontinuance of hedge accounting	R 48
Cash Flow Hedge No Longer Probable [Member]
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz				30,500
Cash flow hedges
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz				63,400
Cash flow hedges | Rand Gold Hedging Contracts
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz	446,000